OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
COVID-19 expenses	$ 27.4	$ 0.0
Temporary Suspension Expenses	16.0	0.0
Care and maintenance costs	18.6	0.0
Write-down of assets	2.5	6.6
Consulting costs	1.5	6.4
Changes in asset retirement obligations at closed sites	6.1	21.0
Restructuring costs	0.0	3.2
Other	3.9	6.2
Other expenses	$ 76.0	$ 43.4